Financial risk management and fair value estimates (Details 2)		Jun. 30, 2019	Jun. 30, 2018
Operations Center in Argentina [Member]
Disclosure of operating segments [line items]
Gearing ratio	[1]	53.60%	39.57%
Debt ratio	[2]	47.54%	39.65%
Operations Center in Israel [Member]
Disclosure of operating segments [line items]
Gearing ratio	[1]	89.57%	82.10%
Debt ratio	[2]	149.40%	148.46%

[1]	Calculated as total of borrowings over total borrowings plus equity attributable equity holders of the parent company.
[2]	Calculated as total borrowings over total properties (including trading properties, property, plant and equipment, investment properties and rights to receive units under barter agreements).